                                   Law Offices
                       Stradley Ronon Stevens & Young, LLP
                        1220 19th Street, N.W., Ste. 600
                              Washington, DC 20036

                                                March 10, 2006

Via EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

     Subject:  Quaker Investment Trust (File Nos. 33-38074 and 811-6260) -
               Preliminary Proxy Solicitation Materials

Ladies and Gentlemen:

     Pursuant to the requirements of Rule 14a-6(a) under the Securities Exchange
Act of 1934,  as amended,  submitted  electronically  via the EDGAR system are a preliminary proxy statement,  notice of special meeting, and form of proxy to be furnished to shareholders of the Quaker Fixed Income Fund (the "Fund"), a series of Quaker Investment Trust, in connection with a special meeting of shareholders of the Fund (the "Meeting"),  scheduled to be held on April 24, 2006. Definitive copies of these  proxy  solicitation  materials  are  expected to be released to shareholders  on or about March 21, 2006.  At the Meeting,  shareholders  of the
Fund will be asked to approve the liquidation of the Fund.

     Please direct any questions and comments relating to this filing to Prufesh
R. Modhera, Esq. at (202) 419-8417, or in his absence, Christopher J. Zimmerman,
Esq. at (202) 419-8402.

                                       Very truly yours,

                                       /s/ Prufesh R. Modhera
                                       Prufesh R. Modhera, Esq.
                                       Stradley Ronon Stevens & Young, LLP